Bank acceptance notes payable (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
		Mar. 30, 2017	Dec. 31, 2017	Aug. 16, 2017	Aug. 15, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents, Current			$ 3,901,526			$ 328,254
Debt Instrument, Maturity Date		Sep. 29, 2017
Notes Payable to Bank, Current			$ 6,975,526			1,727,652
Bank of Hangzhou [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits			100.00%
Debt Instrument, Maturity Date			Mar. 21, 2017
Shanghai Pudong Development Bank [Member]
Debt Instrument, Maturity Date			Aug. 16, 2017
Debt Instrument, Collateral Amount			$ 4,500,000
Bank of Zhang Jiagang Yule Branch [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits			0.00%
Maximum [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits			100.00%
Minimum [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits			0.00%
Letter of Credit [Member]
Notes Payable to Bank, Current	[1]		$ 3,074,000			$ 1,439,710
Letter of Credit [Member] | Shanghai Pudong Development Bank [Member]
Notes Payable to Bank, Current				$ 1,439,710	$ 3,074,000

[1]	Letter of credit of $1,439,710 issued by Shanghai Pudong Development Bank, Lishui Branch was due date of August 16, 2017 and the Company fully repaid upon maturity. A new letter of credit of $3,074,000 was issued on August 15, 2017 and due on August 14, 2018. The letter of credit is guaranteed by a land use right and a building with a total carrying value approximately of $2.2 million and three related parties, Forasen Group, Zhengyu Wang, and Yefang Zhang.